INTANGIBLE ASSETS OTHER THAN GOODWILL - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets Other Than Goodwill [Line Items]
Cumulative amortization	$ 59,304,000	$ 54,358,000	$ 51,162,000
Projections of cash flows after tax period	5 years
Impairment loss recognised in profit or loss, intangible assets and goodwill	$ 0
Computer Programs | Accumulated depreciation
Intangible Assets Other Than Goodwill [Line Items]
Cumulative amortization	$ 442,142,000	$ 414,614,000